Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2019	2018	2017
Balance at January 1	$15,400.8	$13,086.9	$11,368.0
Less reinsurance recoverables on unpaid losses	2,572.7	2,170.1	1,801.0
Net balance at January 1	12,828.1	10,916.8	9,567.0
Incurred related to:
Current year	25,238.2	21,632.5	18,782.1
Prior years	232.3	88.5	25.9
Total incurred	25,470.5	21,721.0	18,808.0
Paid related to:
Current year	16,105.0	13,792.1	12,201.5
Prior years	7,300.4	6,017.6	5,256.7
Total paid	23,405.4	19,809.7	17,458.2
Net balance at December 31	14,893.2	12,828.1	10,916.8
Plus reinsurance recoverables on unpaid losses	3,212.2	2,572.7	2,170.1
Balance at December 31	$18,105.4	$15,400.8	$13,086.9

Short-duration Insurance Contracts, Claims Development
Only 2019 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$3,774.9	$3,773.8	$3,798.8	$3,815.6	$3,776.0	$0	704,986
2016		4,082.9	4,130.0	4,152.0	4,177.3	62.3	740,385
2017			4,474.8	4,485.8	4,511.1	82.5	779,082
2018				5,141.8	5,182.1	224.2	854,146
2019					5,885.0	871.8	909,050
				Total	$23,531.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$1,793.1	$2,976.0	$3,416.5	$3,623.3	$3,715.4
2016		1,941.6	3,231.5	3,723.1	3,969.5
2017			2,074.0	3,478.5	4,048.5
2018				2,378.0	4,028.7
2019					2,715.2
				Total	$18,477.3
	All outstanding liabilities before 2015, net of reinsurance[1]				63.2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$5,117.4
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$2,136.8	$2,137.2	$2,134.4	$2,131.5	$2,134.5	$0	1,336,520
2016		2,423.4	2,398.9	2,401.8	2,400.1	(3.8)	1,399,077
2017			2,635.5	2,638.5	2,643.5	(2.9)	1,514,531
2018				2,819.0	2,822.6	(12.3)	1,694,380
2019					3,277.9	(167.6)	1,872,822
				Total	$13,278.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$2,106.2	$2,138.1	$2,134.4	$2,134.1	$2,133.6
2016		2,391.0	2,406.9	2,402.1	2,402.2
2017			2,599.8	2,643.2	2,640.9
2018				2,769.1	2,827.4
2019					3,242.5
				Total	$13,246.6
	All outstanding liabilities before 2015, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$32.4
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$3,330.5	$3,328.3	$3,354.2	$3,399.3	$3,368.7	$0	659,243
2016		3,819.0	3,843.9	3,871.2	3,897.8	53.9	735,653
2017			4,209.5	4,209.9	4,229.3	70.9	772,712
2018				4,904.8	4,980.9	204.4	868,604
2019					5,756.5	811.4	953,154
				Total	$22,233.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$1,545.2	$2,615.0	$3,021.0	$3,238.2	$3,323.1
2016		1,780.6	2,991.1	3,476.9	3,714.6
2017			1,912.6	3,255.2	3,808.3
2018				2,235.1	3,863.5
2019					2,630.3
				Total	$17,339.8
	All outstanding liabilities before 2015, net of reinsurance[1]				43.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$4,936.8
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$2,110.7	$2,097.7	$2,093.5	$2,090.8	$2,093.9	$0	1,540,071
2016		2,521.0	2,475.4	2,477.7	2,475.6	(4.3)	1,676,343
2017			2,750.6	2,743.7	2,749.0	(4.1)	1,791,190
2018				3,202.3	3,181.9	(18.8)	2,069,525
2019					3,787.9	(237.7)	2,282,681
				Total	$14,288.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$2,094.7	$2,100.1	$2,094.7	$2,093.7	$2,093.1
2016		2,505.0	2,485.8	2,479.3	2,478.5
2017			2,742.1	2,753.5	2,748.4
2018				3,170.0	3,193.8
2019					3,782.6
				Total	$14,296.4
	All outstanding liabilities before 2015, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$(7.7)
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$897.6	$911.1	$914.8	$899.7	$891.3	$0	77,819
2016		1,185.8	1,204.8	1,231.1	1,238.9	17.2	92,684
2017			1,374.1	1,366.6	1,393.3	30.8	97,297
2018				1,700.8	1,736.5	97.7	111,146
2019					2,103.1	343.7	124,829
				Total	$7,363.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$238.4	$501.5	$675.0	$786.3	$848.9
2016		298.6	639.9	886.0	1,073.3
2017			325.8	712.9	1,027.3
2018				382.7	913.4
2019					455.4
				Total	$4,318.3
	All outstanding liabilities before 2015, net of reinsurance[1]				36.0
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,080.8
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$274.4	$274.1	$273.5	$272.4	$272.4	$0	62,593
2016		379.6	379.8	378.2	377.8	(0.7)	74,193
2017			415.4	412.1	411.0	(0.6)	77,163
2018				475.0	478.2	(2.4)	82,183
2019					577.8	(14.3)	91,920
				Total	$2,117.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$248.5	$271.9	$272.0	$272.2	$272.3
2016		336.7	376.9	376.8	377.5
2017			369.0	409.4	409.2
2018				426.0	475.1
2019					516.9
				Total	$2,051.0
	All outstanding liabilities before 2015, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$66.6
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$460.0	$416.5	$403.6	$398.8	$396.3	$0.9	41,998
2016		568.6	541.2	537.1	536.5	5.1	53,665
2017			672.8	680.9	683.4	4.1	72,728
2018				839.0	845.2	34.9	63,243
2019					971.7	160.2	66,824
				Total	$3,433.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$280.3	$372.8	$383.5	$390.1	$393.5
2016		415.2	498.2	516.9	526.4
2017			506.7	647.1	670.1
2018				595.9	781.2
2019					708.0
				Total	$3,079.2
	All outstanding liabilities before 2015, net of reinsurance[1]				3.3
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$357.2
[1] Required supplementary information (unaudited)

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability

The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2019	2018
Net outstanding liabilities
Personal Lines
Agency, Liability	$5,117.4	$4,509.0
Agency, Physical Damage	32.4	43.3
Direct, Liability	4,936.8	4,258.6
Direct, Physical Damage	(7.7)	18.4
Commercial Lines
Liability	3,080.8	2,504.2
Physical Damage	66.6	53.9
Property	357.2	314.7
Other business	30.8	42.9
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	13,614.3	11,745.0
Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	930.7	836.8
Agency, Physical Damage	0	0
Direct, Liability	1,314.1	1,070.4
Direct, Physical Damage	0	0
Commercial Lines
Liability	482.6	287.4
Physical Damage	0.5	0
Property	184.1	145.4
Other business	288.1	222.1
Total reinsurance recoverable on unpaid claims	3,200.1	2,562.1
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,278.9	1,083.1
Reinsurance recoverable on unpaid claims	12.1	10.6
Total gross liability for unpaid claims and claim adjustment expense	$18,105.4	$15,400.8

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table shows the average historical claims duration as of December 31, 2019:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	46.3%	31.3%	12.1%	5.7%	2.4%
Agency, Physical Damage	98.7	1.5	(0.2)	0	0
Direct, Liability	45.4	31.9	12.6	6.3	2.5
Direct, Physical Damage	100.0	0.2	(0.2)	0	0
Commercial Lines
Liability	23.1	28.9	20.8	14.0	7.0
Physical Damage	89.6	9.9	0	0.1	0
Property	73.0	20.4	3.2	1.7	0.9